Consolidated Balance Sheets (Parentheticals)	Sep. 30, 2024 $ / shares shares	Sep. 30, 2023 ¥ / shares shares
Class A Ordinary Shares
Ordinary shares, par value per share (in Dollars per share and Yuan Renminbi per share) | (per share)	$ 0.0000001	¥ 0.0000001
Ordinary shares, shares authorized	419,500,000,000,000	8,500,000,000,000
Ordinary shares, shares issued	73,117,892,046,400	2,587,892,046,400
Ordinary shares, shares outstanding	73,117,892,046,400	2,587,892,046,400
Class B Ordinary Shares
Ordinary shares, par value per share (in Dollars per share and Yuan Renminbi per share) | (per share)	$ 0.0000001	¥ 0.0000001
Ordinary shares, shares authorized	60,000,000,000,000	1,000,000,000,000
Ordinary shares, shares issued	6,392,789,000,000	250,000,000,000
Ordinary shares, shares outstanding	6,392,789,000,000	250,000,000,000